Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2013
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

Description	Millions of yen
	Year Ended March 31, 2011
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥97	¥0	¥42	¥(59)	¥(2)	¥78
Severance and other benefits to terminated employees	16	0	0	(16)	0	0

Total	¥113	¥0	¥42	¥(75)	¥(2)	¥78

Description	Millions of yen
	Year Ended March 31, 2012
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥78	¥0	¥0	¥(38)	¥(1)	¥39
Severance and other benefits to terminated employees	0	0	15	(15)	0	0

Total	¥78	¥0	¥15	¥(53)	¥(1)	¥39

Description	Millions of yen
	Year Ended March 31, 2013
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥39	¥0	¥0	¥(31)	¥1	¥9
Severance and other benefits to terminated employees	0	0	3	(3)	0	0

Total	¥39	¥0	¥3	¥(34)	¥1	¥9

Description	Millions of yen
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets: Valuation allowance
Year ended March 31, 2011	¥42,846	¥669	¥6,220	¥(22,778)	¥(163)	¥26,794
Year ended March 31, 2012	¥26,794	¥875	¥6,339	¥(6,836)	¥(3,034)	¥24,138
Year ended March 31, 2013	¥24,138	¥1,085	¥4,973	¥(12,116)	¥751	¥18,831

*Note:	1. The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
2. The amount of other includes translation adjustment and the effect of changes in statutory tax rate.